UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                     ---------

                       Gabelli Capital Series Funds, Inc.
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
     ---------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE
   --------                                        --------
             COMMON STOCKS -- 95.5%
             AEROSPACE -- 1.0%
      6,000  HEICO Corp........................ $    296,160
     35,000  Herley Industries Inc.+...........      523,600
    150,000  Rolls-Royce Group plc+............    1,603,548
                                                ------------
                                                   2,423,308
                                                ------------
             AGRICULTURE -- 1.2%
     60,000  Archer-Daniels-Midland Co.........    1,984,800
     20,000  The Mosaic Co.+...................    1,070,400
                                                ------------
                                                   3,055,200
                                                ------------
             AUTOMOTIVE -- 1.3%
     55,000  General Motors Corp...............    2,018,500
     18,000  Navistar International Corp.+.....    1,110,600
                                                ------------
                                                   3,129,100
                                                ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
      1,000  BERU AG...........................      104,094
      5,000  BorgWarner Inc....................      457,650
     42,000  CLARCOR Inc.......................    1,436,820
     90,000  Dana Corp.+.......................       17,550
     85,000  Earl Scheib Inc.+.................      318,750
     20,000  Midas Inc.+.......................      377,400
     15,000  Modine Manufacturing Co...........      399,300
     34,000  Proliance International Inc.+.....       71,740
     90,000  Standard Motor Products Inc.......      846,000
                                                ------------
                                                   4,029,304
                                                ------------
             AVIATION: PARTS AND SERVICES -- 5.6%
     38,000  Curtiss-Wright Corp...............    1,805,000
      6,000  EDO Corp..........................      336,060
     70,000  GenCorp Inc.+.....................      837,200
     55,000  Kaman Corp........................    1,900,800
     24,700  Precision Castparts Corp..........    3,655,106
     28,000  Sequa Corp., Cl. A+...............    4,641,840
      2,000  Sequa Corp., Cl. B+...............      333,000
    170,000  The Fairchild Corp., Cl. A+.......      340,000
                                                ------------
                                                  13,849,006
                                                ------------
             BROADCASTING -- 6.0%
     45,000  CBS Corp., Cl. A..................    1,417,950
    110,000  Clear Channel Communications Inc..    4,118,400
     10,000  Cogeco Inc........................      380,033
     58,000  Fisher Communications Inc.+.......    2,892,460
    205,000  Gray Television Inc...............    1,740,450
     18,000  Liberty Media Corp. -
               Capital, Cl. A+ ................    2,246,940
     70,000  Lin TV Corp., Cl. A+..............      910,700
     80,000  Sinclair Broadcast Group
               Inc., Cl.  A ...................      963,200
     20,000  Young Broadcasting Inc., Cl. A+...       44,000
                                                ------------
                                                  14,714,133
                                                ------------
             BUSINESS SERVICES -- 0.9%
     50,000  Intermec Inc.+....................    1,306,000
     75,000  Nashua Corp.+.....................      832,500
                                                ------------
                                                   2,138,500
                                                ------------
             CABLE AND SATELLITE -- 3.4%
      5,000  Adelphia Communications Corp.,
               Cl.  A+ ........................          100
      5,000  Adelphia Communications Corp.,
               Cl. A, Escrow+                              0
      5,000  Adelphia Recovery Trust+..........            0
    150,000  Cablevision Systems Corp., Cl. A+.    5,241,000
     10,000  EchoStar Communications
               Corp., Cl. A+ ..................      468,100
     25,000  Liberty Global Inc., Cl. A+.......    1,025,500
      9,315  Liberty Global Inc., Cl. C+.......      360,118
     50,000  The DIRECTV Group Inc.+...........    1,214,000
                                                ------------
                                                   8,308,818
                                                ------------
             COMMUNICATIONS EQUIPMENT -- 2.5%
     80,000  Corning Inc.......................    1,972,000
     53,000  Nortel Networks Corp., New York+..      899,940
     17,000  Nortel Networks Corp., Toronto+...      290,213
     50,000  Thomas & Betts Corp.+.............    2,932,000
                                                ------------
                                                   6,094,153
                                                ------------
             COMPUTER SOFTWARE AND SERVICES --  1.5%
    135,000  Furmanite Corp.+..................    1,228,500
     95,000  Yahoo! Inc.+......................    2,549,800
                                                ------------
                                                   3,778,300
                                                ------------
             CONSUMER PRODUCTS -- 1.9%
     10,000  Avon Products Inc.................      375,300
     10,000  Clorox Co.........................      609,900
      4,000  Fortune Brands Inc................      325,960
     15,000  Pactiv Corp.+.....................      429,900
     35,000  Procter & Gamble Co...............    2,461,900
     80,000  Revlon Inc., Cl. A+...............       92,000
     65,000  Schiff Nutrition
               International Inc. .............      389,350
                                                ------------
                                                   4,684,310
                                                ------------
             CONSUMER SERVICES -- 0.8%
     20,000  Liberty Media Corp. -
               Interactive, Cl. A+                   384,200
     60,000  Rollins Inc.......................    1,601,400
                                                  ----------
                                                   1,985,600
                                                  ----------
             DIVERSIFIED INDUSTRIAL -- 7.0%
     40,000  Ampco-Pittsburgh Corp.............    1,575,200
     83,000  Baldor Electric Co................    3,315,850
     20,000  Cooper Industries Ltd., Cl. A.....    1,021,800
     30,000  Crane Co..........................    1,439,100
     25,000  Greif Inc., Cl. A.................    1,517,000
     82,000  Honeywell International Inc.......    4,876,540
     25,000  ITT Corp..........................    1,698,250
     20,000  Katy Industries Inc.+.............       32,000
     90,000  Myers Industries Inc..............    1,783,800
                                                ------------
                                                  17,259,540
                                                ------------
             ELECTRONICS -- 2.0%
     15,000  Cypress Semiconductor Corp.+......      438,150
     60,000  Intel Corp........................    1,551,600
     30,000  LSI Corp.+........................      222,600
     75,000  Texas Instruments Inc.............    2,744,250
                                                ------------
                                                   4,956,600
                                                ------------
             ENERGY AND UTILITIES -- 7.5%
     68,000  Allegheny Energy Inc.+............    3,553,680
    300,000  Aquila Inc.+......................    1,203,000
      9,000  Cameron International Corp.+......      830,610
     10,000  Chevron Corp......................      935,800
     30,000  ConocoPhillips....................    2,633,100
     10,000  Devon Energy Corp.................      832,000
     38,000  DPL Inc...........................      997,880
     90,000  El Paso Corp......................    1,527,300
     27,000  El Paso Electric Co.+.............      624,510
     18,000  Exxon Mobil Corp..................    1,666,080
      6,699  Florida Public Utilities Co.......       79,048
     20,000  Mirant Corp., Escrow+ (a).........            0
     27,000  NSTAR.............................      939,870
     17,000  Progress Energy Inc., CVO+ (a)....        5,610
     15,000  Royal Dutch Shell plc, Cl. A, ADR.    1,232,700
     67,500  RPC Inc...........................      959,175
     10,000  Southwest Gas Corp................      282,900
                                                ------------
                                                  18,303,263
                                                ------------
             ENTERTAINMENT -- 4.6%
     15,000  Canterbury Park Holding Corp......      183,000
     50,000  Discovery Holding Co., Cl. A+.....    1,442,500
     70,000  Dover Motorsports Inc.............      452,900
    170,000  Gemstar-TV Guide
               International Inc.+                 1,183,200
     88,000  Grupo Televisa SA, ADR............    2,126,960
     50,000  The Topps Co. Inc.................      484,500
    180,000  Time Warner Inc...................    3,304,800
     20,000  Triple Crown Media Inc.+..........      123,400
     30,000  Viacom Inc., Cl. A+...............    1,168,500
     18,000  Vivendi...........................      759,743
                                                ------------
                                                  11,229,503
                                                ------------
             ENVIRONMENTAL SERVICES -- 1.5%
     60,000  Allied Waste Industries Inc.+.....      765,000
     80,000  Waste Management Inc..............    3,019,200
                                                  ----------
                                                   3,784,200
                                                  ----------
             EQUIPMENT AND SUPPLIES -- 4.6%
     33,000  AMETEK Inc........................    1,426,260
     38,000  Baldwin Technology Co.
               Inc., Cl. A+ ...................      190,380
     16,000  Belden Inc........................      750,560
     40,000  Capstone Turbine Corp.+...........       48,000
     19,000  CIRCOR International Inc..........      862,790
    110,000  CTS Corp..........................    1,419,000
     45,000  Fedders Corp.+....................        2,070
     25,000  Flowserve Corp....................    1,904,500
     15,000  Franklin Electric Co. Inc.........      616,650
     40,000  GrafTech International Ltd.+......      713,600
     25,000  IDEX Corp.........................      909,750
     50,000  L.S. Starrett Co., Cl. A..........      967,500
     15,000  Robbins & Myers Inc...............      859,350
     14,000  The Eastern Co....................      314,300
      8,000  Watts Water Technologies Inc.,
               Cl. A ..........................      245,600
                                                  ----------
                                                  11,230,310
                                                  ----------
             FINANCIAL SERVICES -- 6.0%
     90,000  American Express Co...............    5,343,300
     10,000  American International Group Inc..      676,500
     13,000  Argo Group International Holdings
               Ltd.+ ..........................      565,630
     20,000  BKF Capital Group Inc.+...........       48,000
     52,000  Citigroup Inc.....................    2,426,840
     12,000  Deutsche Bank AG..................    1,540,680
    153,800  Epoch Holding Corp.+..............    2,165,504
     35,000  Marsh & McLennan Companies Inc....      892,500
     14,151  The Bank of New York Mellon Corp..      624,625
     10,000  The Midland Co....................      549,600
                                                ------------
                                                  14,833,179
                                                ------------
             FOOD AND BEVERAGE -- 11.8%
      6,000  Anheuser-Busch Companies Inc......      299,940
     25,000  Brown-Forman Corp., Cl. A.........    1,950,000
     50,000  Cadbury Schweppes plc, ADR........    2,326,000
      4,000  Corn Products International Inc...      183,480
     52,000  Diageo plc, ADR...................    4,561,960
     15,000  Fomento Economico Mexicano
               SAB de CV, ADR .................      561,000
     70,000  General Mills Inc.................    4,060,700
    170,000  Groupe Danone, ADR................    2,669,102
     15,000  H.J. Heinz Co.....................      693,000
     95,000  PepsiAmericas Inc.................    3,081,800
     10,000  PepsiCo Inc.......................      732,600
     90,000  The Coca-Cola Co..................    5,172,300
     30,900  Tootsie Roll Industries Inc.......      819,777
     23,000  Wm. Wrigley Jr. Co................    1,477,290
      5,750  Wm. Wrigley Jr. Co., Cl. B........      365,757
                                                ------------
                                                  28,954,706
                                                ------------
             HEALTH CARE -- 2.8%
     50,000  Advanced Medical Optics Inc.+.....    1,529,500
      1,000  Alpharma Inc., Cl. A..............       21,360
     30,000  Boston Scientific Corp.+..........      418,500
      5,000  DENTSPLY International Inc........      208,200
     10,000  Henry Schein Inc.+................      608,400
      2,000  Invitrogen Corp.+.................      163,460
      2,000  Laboratory Corp. of
               America Holdings+ ..............      156,460
      3,000  Patterson Companies Inc.+.........      115,830
    150,000  Pfizer Inc........................    3,664,500
     60,000  TL Administration Corp.+..........            0
                                                ------------
                                                   6,886,210
                                                ------------
             HOTELS AND GAMING -- 3.1%
      8,000  Boyd Gaming Corp..................      342,800
     18,000  Churchill Downs Inc...............      899,280
      2,000  Dover Downs Gaming &
               Entertainment Inc. .............       20,780
     18,000  Gaylord Entertainment Co.+........      957,960
      5,000  Harrah's Entertainment Inc........      434,650
     12,000  International Game Technology.....      517,200
     12,000  Las Vegas Sands Corp.+............    1,601,040
     30,000  MGM Mirage+.......................    2,683,200
      5,000  Pinnacle Entertainment Inc.+......      136,150
                                                ------------
                                                   7,593,060
                                                ------------
             MACHINERY -- 1.7%
     52,000  CNH Global NV.....................    3,158,480
      6,000  Deere & Co........................      890,520
                                                ------------
                                                   4,049,000
                                                ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.6%
      3,000  Cavco Industries Inc.+............      100,500
    100,000  Champion Enterprises Inc.+........    1,098,000
      8,000  Skyline Corp......................      240,640
                                                ------------
                                                   1,439,140
                                                ------------
             METALS AND MINING -- 0.9%
      2,000  Alcoa Inc.........................       78,240
     50,000  Newmont Mining Corp...............    2,236,500
                                                ------------
                                                   2,314,740
                                                ------------
             PUBLISHING -- 2.7%
     30,000  Dow Jones & Co. Inc...............    1,791,000
     45,000  Journal Communications Inc., Cl. A      426,600
     20,000  Lee Enterprises Inc...............      311,400
     20,000  McClatchy Co., Cl. A..............      399,600
      6,500  Media General Inc., Cl. A.........      178,815
      7,000  Meredith Corp.....................      401,100
     30,000  News Corp., Cl. A.................      659,700
     48,333  PRIMEDIA Inc......................      678,595
     16,000  The E.W. Scripps Co., Cl. A.......      672,000
     15,000  The New York Times Co., Cl. A.....      296,400
     25,373  Tribune Co........................      693,191
                                                ------------
                                                   6,508,401
                                                ------------
             REAL ESTATE -- 0.7%
     50,000  Griffin Land & Nurseries Inc.+....    1,826,000
                                                ------------
             Retail -- 1.4%
     32,000  Aaron Rents Inc., Cl. A...........      684,800
     10,000  CSK Auto Corp.+...................      106,500
     45,000  CVS Caremark Corp.................    1,783,350
     10,000  Ingles Markets Inc., Cl. A........      286,600
     15,000  Safeway Inc.......................      496,650
                                                ------------
                                                   3,357,900
                                                ------------
             SPECIALTY CHEMICALS -- 2.9%
     80,900  Ferro Corp........................    1,616,382
     50,000  Hawkins Inc.......................      720,000
     30,000  Hercules Inc......................      630,600
     24,000  International Flavors &
               Fragrances Inc. ................    1,268,640
    130,000  Omnova Solutions Inc.+............      751,400
      5,000  Quaker Chemical Corp..............      117,600
     67,000  Sensient Technologies Corp........    1,934,290
                                                ------------
                                                   7,038,912
                                                ------------
             TELECOMMUNICATIONS -- 3.8%
     30,000  Alltel Corp.......................    2,090,400
    230,000  Cincinnati Bell Inc.+.............    1,136,200
     90,000  Qwest Communications
               International Inc.+                   824,400
     20,000  Rogers Communications Inc., Cl. B.      910,600
    150,000  Sprint Nextel Corp................    2,850,000
      8,000  Telephone & Data Systems Inc......      534,000
      5,000  Telephone & Data Systems Inc.,
               Special ........................      310,000
     14,000  Verizon Communications Inc........      619,920
                                                ------------
                                                   9,275,520
                                                ------------
             TRANSPORTATION -- 0.6%
     33,000  GATX Corp.........................    1,410,750
                                                ------------
             WIRELESS COMMUNICATIONS -- 1.6%
     30,000  Price Communications Corp.,
               Escrow+ ........................            0
     40,000  United States Cellular Corp.+.....    3,928,000
                                                ------------
                                                   3,928,000
                                                ------------
             TOTAL COMMON STOCKS...............  234,368,666
                                                ------------
             WARRANTS -- 0.0%
             Energy and Utilities -- 0.0%
      1,000  Mirant Corp., Ser. A,
               expire 01/03/11+ ...............       21,250
                                                ------------
PRINCIPAL
  AMOUNT
---------
             U.S. GOVERNMENT OBLIGATIONS -- 4.5%
$11,153,000  U.S. Treasury Bills,
               3.160% to 5.062%++,
               10/11/07 to 01/17/08 ...........   11,068,554
                                                ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $163,106,158).............. $245,458,470
                                                ============
              Aggregate book cost.............. $163,106,158
                                                ============
              Gross unrealized appreciation.... $ 89,087,567
              Gross unrealized depreciation....   (6,735,255)
                                                ------------
              Net unrealized appreciation
                (depreciation) ................ $ 82,352,312
                                                ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of the fair valued security amounted to $5,610 or 0.00% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation



                See accompanying notes to schedule of investments.

GABELLI CAPITAL ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION
       Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 27, 2007
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 27, 2007
----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.